Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 13, 2018
Entity Registrant Name	Aberdeen Standard Investments ETFs
Entity Central Index Key	0001597934
Amendment Flag	false
Trading Symbol	BCI
Document Creation Date	Dec. 13, 2018
Document Effective Date	Dec. 13, 2018
Prospectus Date	May 01, 2018
Entity Inv Company Type	N-1A